Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (loss) Per Common Share (Detail) - USD ($)		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Numerator: Earnings allocable to Class A ordinary shares
Unrealized gain on investments held in Trust Account		$ 34,940			$ 43,775
Numerator: Net Loss minus Net Earnings allocable to Class A ordinary shares
Net loss allocable to Class B ordinary shares		(3,605,725)	$ (2,223,991)	$ (18,620)	(5,829,716)
Denominator: Weighted average Class ordinary shares
Basic and diluted weighted average shares outstanding	[1],[2]			21,250,000
Basic and diluted net income per share				$ 0.00
Class A Ordinary Shares
Numerator: Earnings allocable to Class A ordinary shares
Unrealized gain on investments held in Trust Account		34,940			43,775
Less: Company's portion available to be withdrawn to pay taxes		$ (34,940)			$ (43,775)
Denominator: Weighted average Class ordinary shares
Basic and diluted weighted average shares outstanding		97,746,081			97,746,566
Basic and diluted net income per share
Class B Ordinary Shares
Numerator: Net Loss minus Net Earnings allocable to Class A ordinary shares
Net loss		$ (3,605,725)			$ (5,829,716)
Net loss allocable to Class B ordinary shares		$ (3,605,725)			$ (5,829,716)
Denominator: Weighted average Class ordinary shares
Basic and diluted weighted average shares outstanding		24,437,500			23,099,102
Basic and diluted net income per share		$ (0.16)			$ (0.25)

[1]	On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number excludes an aggregate of up to 3,187,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.